Provisions - Summary of Changes in Group's Provisions (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Trust Settlement Agreement [Member]
Disclosure of provisions [line items]
Amount reclassified as current provision due to the Trust Settlement Agreement	$ 286
Hydrocarbon Wells Abandonmnet Cost [member]
Disclosure of provisions [line items]
Abandonment of hydrocarbon wells cost	507	$ 268	$ 32
Hydrocarbon Wells Abandonmnet Cost [member] | Dispute relating to the tax deduction of hydrocarbon well abandonment costs for periods 2014-2017
Disclosure of provisions [line items]
Recovery of Liabilities of Dispute relating to tax Deduction		30
Hydrocarbon Wells Abandonmnet Cost [member] | Other contingent liabilities [member] | Dispute relating to the tax deduction of hydrocarbon well abandonment costs for periods 2014-2017 | Administracion Federal De Ingresos Publicos [member]
Disclosure of provisions [line items]
Increase decrease through transfers and other changes other provisions		$ 22
Transportadora De Gas Del Norte SA [member]
Disclosure of provisions [line items]
Other liabilities	$ 134